Fair values of financial assets and liabilities - Financial liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 21,474	£ 21,486
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,963	2,781
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	19,464	18,657
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	47	48
Liabilities held at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,691	7,531
Liabilities held at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,644	7,483
Liabilities held at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	47	48
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	13,783	13,955
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,963	2,781
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	11,820	11,174
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	28,631	25,779
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	63	54
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	27,101	24,358
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,467	1,367
At fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	50,105	47,265
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,026	2,835
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	46,565	43,015
At fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 1,514	£ 1,415